Document And Entity Information	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	INSTRUCTURE HOLDINGS, INC.
Entity Central Index Key	0001841804
Entity Emerging Growth Company	false
Entity File Number	001-40647
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4325548
Entity Address, Address Line One	6330 SOUTH 3000 EAST
Entity Address, Address Line Two	SUITE 700
Entity Address, City or Town	SALT LAKE CITY
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	800
Local Phone Number	203-6755
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INST
Security Exchange Name	NYSE
Amendment Description